PROVISION FOR JUDICIAL LIABILITIES - Provisions for probable losses by lawsuit natures (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Judicial deposits	R$ (174,324)
Provision	3,686,801	R$ 351,270
Provisions, net	3,512,477	351,270	R$ 317,069
Tax
Disclosure of other provisions [line items]
Judicial deposits	(124,133)
Provision	3,176,503	296,869	273,324
Provisions, net	3,052,370	296,869
Labor
Disclosure of other provisions [line items]
Judicial deposits	(50,464)
Provision	227,139	50,869	R$ 40,363
Provisions, net	176,675	50,869
Civil
Disclosure of other provisions [line items]
Judicial deposits	273
Provision	283,159
Provisions, net	R$ 283,432	R$ 3,532